Subsequent Events - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands					6 Months Ended
	Aug. 09, 2024	Jul. 05, 2024	Jul. 01, 2024	Jun. 28, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Gross proceeds from offering					$ 378	$ 0
Exercise price of warrants					$ 8.1		$ 8.1
Preferred stock, par value					$ 0.0001		$ 0.0001	$ 0.0001
Public Offering
Subsequent Event [Line Items]
Sale of stock				14,406,508
Conversion of warrants into shares of common stock				14,406,508
Sale of stock, price per share				$ 1.2
Underwriters
Subsequent Event [Line Items]
Sale of stock				2,160,976
Conversion of warrants into shares of common stock				2,160,976
Private Placement
Subsequent Event [Line Items]
Conversion of warrants into shares of common stock				2,260,159
Aggregate purchase price				$ 2,700
Private Placement | Series A Preferred Stock
Subsequent Event [Line Items]
Sale of stock				2,260,159
Preferred stock, par value				$ 0.0001
Subsequent Events
Subsequent Event [Line Items]
Stock exchange listing requirements description	On August 12, 2024, we received a letter from NYSE notifying us that, as of August 8, 2024, for the last 30 consecutive business days, the average closing price of the Company’s common stock was less than $1.00 per share, the minimum average closing bid price required by the continued listing requirements of Rule 802.01C of the NYSE Listed Company Manual. A company can regain compliance with the minimum share price requirement at any time during the six-month cure period if, on the last trading day of any calendar month during the cure period, the company has (i) a closing share price of at least $1.00 and (ii) an average closing share price of at least $1.00 over the 30 trading-day period ending on the last trading day of that month. In the event that at the expiration of the six-month cure period, both a $1.00 closing share price on the last trading day of the cure period and a $1.00 average closing share price over the 30 trading-day period ending on the last trading day of the cure period are not attained, the NYSE will commence suspension and delisting procedures. We intend to monitor the closing bid price of our Common Stock and may, if appropriate, consider available options to regain compliance with the NYSE minimum share price requirement.
Subsequent Events | Public Offering
Subsequent Event [Line Items]
Sale of stock		1,927,265
Conversion of warrants into shares of common stock			2,160,976
Gross proceeds from offering			$ 17,300
Subsequent Events | Underwriters
Subsequent Event [Line Items]
Gross proceeds from offering		$ 2,300
Subsequent Events | Private Placement
Subsequent Event [Line Items]
Gross proceeds from offering			$ 2,700
Common Stock | Subsequent Events
Subsequent Event [Line Items]
Exercise price of warrants		$ 1.2